Finance Lease Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of recognised finance lease as assets by lessee [line items]
Undiscounted finance lease payments to be received	$ 265	$ 332
Undiscounted finance lease payments to be received, at present value	225	264
Less: unearned finance lease income	40	68
Less: unearned finance lease income, present value	0	0
Total finance lease receivables	225	264
Current finance lease receivables	40	36
Long-term portion of finance lease receivable	185	228
BHP Billiton Nickel West Pty Ltd. | Southern Cross Energy
Disclosure of recognised finance lease as assets by lessee [line items]
Total finance lease receivables		89
2022
Disclosure of recognised finance lease as assets by lessee [line items]
Undiscounted finance lease payments to be received	58	63
Undiscounted finance lease payments to be received, at present value	54	56
Second to fifth years inclusive
Disclosure of recognised finance lease as assets by lessee [line items]
Undiscounted finance lease payments to be received	127	169
Undiscounted finance lease payments to be received, at present value	105	126
More than five years
Disclosure of recognised finance lease as assets by lessee [line items]
Undiscounted finance lease payments to be received	80	100
Undiscounted finance lease payments to be received, at present value	$ 66	$ 82